BORROWINGS - Movement in Borrowings (Details)			6 Months Ended		12 Months Ended
	Jun. 02, 2021 EUR (€)	Feb. 24, 2021 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 02, 2021 USD ($)	Feb. 24, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
At the beginning of the period (January 1)			€ 2,391,000,000	€ 2,361,000,000	€ 2,361,000,000
Cash flows
Proceeds from issuance of Senior Notes			712,000,000	290,000,000	290,000,000
Repayments of Senior Notes			(863,000,000)	(200,000,000)	(200,000,000)
Repayments of U.S. revolving credit facility			0		(129,000,000)
Proceeds from other borrowings			2,000,000	207,000,000	202,000,000
Repayments of other borrowings			(9,000,000)	€ (4,000,000)	(10,000,000)
Lease repayments			(17,000,000)		(35,000,000)
Payment of deferred financing costs			(12,000,000)		(6,000,000)
Non-cash changes
Movement in interest accrued			(8,000,000)		(1,000,000)
Changes in leases and other loans			8,000,000		62,000,000
Deferred arrangement fees			13,000,000		5,000,000
Effects of changes in foreign exchange rates			40,000,000		(148,000,000)
At the end of the period			2,257,000,000		2,391,000,000
Nominal value			2,260,000,000
Sustainability-Linked Senior Notes Issued February 2021 Due 2029
Disclosure of detailed information about borrowings [line items]
At the beginning of the period (January 1)			0
Non-cash changes
At the end of the period			419,000,000		0
Nominal value			€ 421,000,000			$ 500,000,000		$ 500,000,000
Nominal rate		3.75%	3.75%
Senior Unsecured Notes due 2025
Disclosure of detailed information about borrowings [line items]
At the beginning of the period (January 1)			€ 534,000,000
Cash flows
Repayments of Senior Notes		€ (650,000,000)
Non-cash changes
At the end of the period			0		534,000,000
Nominal value			€ 0			650,000,000
Nominal rate		6.625%	6.625%
Sustainability-Link Senior Notes Issued June 2021 due 2029
Disclosure of detailed information about borrowings [line items]
At the beginning of the period (January 1)			€ 0
Non-cash changes
At the end of the period			296,000,000		0
Nominal value			€ 300,000,000			300,000,000	$ 300,000,000
Nominal rate	3.125%		3.125%
Senior Unsecured Notes due 2024
Disclosure of detailed information about borrowings [line items]
At the beginning of the period (January 1)			€ 325,000,000
Cash flows
Repayments of Senior Notes	€ (400,000,000)
Non-cash changes
At the end of the period			0		€ 325,000,000
Nominal value			€ 0			$ 400,000,000
Nominal rate	5.75%		5.75%